Supplement Dated June 20, 2006

To the Administration, Cash Management, Cash Plus, Cash Reserve, Dollar,

Institutional and Plus Shares Prospectuses Dated February 21, 2006

BLACKROCK LIQUIDITY FUNDS

BlackRock, Inc. (“BlackRock”), the parent company of the BlackRock Liquidity Funds (the “Trust”) and the Trust’s adviser, and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced on February 15, 2006 that they had reached an agreement pursuant to which Merrill Lynch will contribute its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the Transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC, and is expected to close at the end of the third quarter of 2006.

Although BlackRock has informed the Board that it does not believe the Transaction will be an assignment of the Funds’ current management agreement under the Investment Company Act of 1940, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of the current agreement. Due to this uncertainty, each Fund is submitting a new management agreement to its shareholders to prevent any potential disruption in the adviser’s ability to provide services after the Transaction is completed. The new agreement will be submitted to shareholders for approval at a special meeting of shareholders to be held on or about August 15, 2006. The record date for determining the shareholders entitled to receive notice of and to vote at the special meeting is June 5, 2006.

PROSPECTIVE INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Supplement Dated June 20, 2006

To the Bear Stearns Shares, Bear Stearns Premier, Bear Stearns Premier Choice

and Bear Stearns Private Client Shares Prospectuses Dated February 21, 2006

BLACKROCK LIQUIDITY FUNDS

BlackRock, Inc. (“BlackRock”), the parent company of the BlackRock Liquidity Funds (the “Trust”) and the Trust’s adviser, and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced on February 15, 2006 that they had reached an agreement pursuant to which Merrill Lynch will contribute its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the Transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC, and is expected to close at the end of the third quarter of 2006.

Although BlackRock has informed the Board that it does not believe the Transaction will be an assignment of the Funds’ current management agreement under the Investment Company Act of 1940, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of the current agreement. Due to this uncertainty, each Fund is submitting a new management agreement to its shareholders to prevent any potential disruption in the adviser’s ability to provide services after the Transaction is completed. The new agreement will be submitted to shareholders for approval at a special meeting of shareholders to be held on or about August 15, 2006. The record date for determining the shareholders entitled to receive notice of and to vote at the special meeting is June 5, 2006.

PROSPECTIVE INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Supplement Dated June 20, 2006

To the Sierra Club FedFund Cash Reserve Shares Prospectus

Dated February 21, 2006

BLACKROCK LIQUIDITY FUNDS

BlackRock, Inc. (“BlackRock”), the parent company of the BlackRock Liquidity Funds (the “Trust”) and the Trust’s adviser, and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced on February 15, 2006 that they had reached an agreement pursuant to which Merrill Lynch will contribute its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the Transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC, and is expected to close at the end of the third quarter of 2006.

Although BlackRock has informed the Board that it does not believe the Transaction will be an assignment of the Funds’ current management agreement under the Investment Company Act of 1940, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of the current agreement. Due to this uncertainty, each Fund is submitting a new management agreement to its shareholders to prevent any potential disruption in the adviser’s ability to provide services after the Transaction is completed. The new agreement will be submitted to shareholders for approval at a special meeting of shareholders to be held on or about August 15, 2006. The record date for determining the shareholders entitled to receive notice of and to vote at the special meeting is June 5, 2006.

PROSPECTIVE INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE